Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2017
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company’s strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term contracts. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”).

Navios Acquisition was incorporated in the Republic of the Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering (“IPO”). On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.

In November 2014, Navios Maritime Midstream Partners L.P. (“Navios Midstream”), a company formed as a subsidiary of Navios Acquisition, completed an IPO of its units in the United States and is listed on the NYSE under the symbol “NAP”. (Refer to Note 8, “Investment in affiliates”). Navios Midstream is a publicly traded master limited partnership which owns, operates and acquires crude oil tankers, refined petroleum product tankers, chemical tankers and liquefied petroleum gas tankers under long-term employment contracts.

On November 16, 2017, in accordance with the terms of the Navios Midstream Partnership Agreement all of the issued and outstanding 9,342,692 subordinated units of Navios Midstream converted into common units on a one-for-one basis. Following their conversion into common units, these units will have the same distribution rights as all other common units.

As of December 31, 2017, Navios Acquisition owned a 59.0% limited partner interest in Navios Midstream, which included a 2.0% general partner interest.

As of December 31, 2017, Navios Holdings had 42.9% of the voting power and 46.2% of the economic interest in Navios Acquisition.

As of December 31, 2017, Navios Acquisition had outstanding: 152,107,905 shares of common stock and 1,000 shares of Series C Convertible Preferred Stock held by Navios Holdings.